Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities	$ 12,266,940	$ 15,402,850
Issuance of Public and Private Warrants			14,995,760
Transfer to Level 1			(10,455,080)
Change in fair value of derivative warrant liabilities	(2,582,520)	(3,135,910)	10,862,170
Ending Balance, Derivative warrant liabilities	6,534,420	12,266,940	15,402,850
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities
Issuance of Public and Private Warrants			5,948,230
Transfer to Level 1			(10,455,080)
Change in fair value of derivative warrant liabilities			4,506,850
Ending Balance, Derivative warrant liabilities
Private Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities	12,266,940	15,402,850
Issuance of Public and Private Warrants			9,047,530
Transfer to Level 1
Change in fair value of derivative warrant liabilities	(2,582,520)	(3,135,910)	6,355,320
Ending Balance, Derivative warrant liabilities	$ 6,534,420	$ 12,266,940	$ 15,402,850